Exhibit 99.1

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 11/27/06

Current Collection Period - 8/01/2006 to 10/31/2006

Collection Account Activity	05/25/06 Closing	Prior Quarter (Q-1)	Current Quarter (Q)
Collection period payment activity
Principal Payments	$—	$30,613,094	$33,256,364
Principal Claim Payments	—	926,023	1,522,353
Interest Payments	—	10,213,782	14,528,363
Interest Claim Payments	—	18,319	28,938
Fees	—	37,984	54,802
Repurchased principal and interest		—	—

Subtotal	—	41,809,202	49,390,819
Prior period undistributed collections	—	—	43,105,377
Prior period collections deposited by the Servicer in the current period	—	—	1,252,148
Current period collections deposited by the Servicer in the subsequent period	—	(1,252,148)	(811,331)

Total cash remitted by the Servicers during the current collection period	—	40,557,055	92,937,013

Other Deposits
Amounts transferred from the aquisition account	—	60,394	—
Amounts transferred from the capitalized int account	—	—	13,000,000
Amounts transferred from the reserve account	—	—	315,915
Amounts transferred from the Cost of Issuance Account	—	—	690,344
Special allowance payments received	—	4,087,876	169,161
Subsidy payments received	—	727,331	18,494
Interest earnings on trust accounts	—	973,394	2,006,261

Total cash deposits	—	46,406,049	109,137,188

Cash Distributions
Previous Quarter Distributions	—	(3,300,672)	(43,105,377)
Prior two months DOE & Servicer fees	—	—	(3,491,210)
Prior two months Cost of Issuance	—	—	(500,120)

	—	(3,300,672)	(47,096,707)

Account Balance at the end of the Collection Period	$—	$43,105,377	$62,040,481

	N/A Distributions	8/25/2006 Distributions	11/27/2006 Distributions
Payment to the Department of Education	$—	$1,597,918	$1,594,947
First, to the Servicers, Trustee, and Delaware Trustee	—	163,617	19,573
Second, to be deposited to the Remarketing Fee Fund	—	—	—
(quarterly, one year prior to reset date)
Third, to the Administrator for Administration Fee	—	167,311	228,092
Fourth, 1) to the Class A Noteholders for Interest;	—	20,332,531	21,324,085
2) to swap counterparties for the reset rate notes		6,095,557	6,450,604
including priority termination payments
Fifth, to the Class B Noteholders for Interest	—	1,021,117	1,078,339
Sixth, to the Class A Noteholders for Principal	—	13,727,325	31,344,841
Seventh, to the Supplemental Interest Fund, if applicable	—	—	—
Eighth, to the Class B Noteholders for Principal	—	—	—
Ninth, to the Reserve Account to Achieve Specified Balance	—	—	—
Tenth, to swap counterparties for non-priority termination payments	—	—	—
Eleventh, to Administrator for reimbursement of remarketing expenses paid	—	—	—
Twelfth, to the Noteholders for Accelerated Payment of Principal	—	—	—
Thirteenth, to the Class C Noteholders for Distribution, if applicable	—	—	—
Fourteenth, to the Depositor the remaining amount	—	—	—

Total Quarterly Distributions	$—	$43,105,377	$62,040,481

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 11/27/06

Current Collection Period - 8/01/2006 to 10/31/2006

Notes Balances	Original Balance	Beginning Balance	Interest Paid	Change	Ending Balance	Current Factor
Senior FRN:
A-1	$408,651,000	$408,651,000	$5,440,961	$(13,727,325)	$394,923,675	1.0000
A-2	277,373,000	277,373,000	3,763,952	—	277,373,000	1.0000
A-3	352,501,000	352,501,000	4,801,455	—	352,501,000	1.0000
A-4	234,320,000	234,320,000	3,209,663	—	234,320,000	1.0000
A-5*	€350,000,000	€350,000,000	6,095,557	—	€350,000,000	1.0000
A-6	225,000,000	225,000,000	3,116,500	—	225,000,000	1.0000

Subtotal	1,946,405,000	1,946,405,000	26,428,088	(13,727,325)	1,932,677,675	0.9929
Subordinate FRN:
B-1	70,595,000	70,595,000	1,021,117	—	70,595,000	1.0000

Subtotal	70,595,000	70,595,000	1,021,117	—	70,595,000	1.0000

Total	$2,017,000,000	$2,017,000,000	$27,449,205	$(13,727,325)	$2,003,272,675	0.9932

The Class A-5 notes are Euro-denominated notes. The Euro to USD exchange rate used is €1.00 equals $1.2816.

Portfolio Overview	Prior Quarter (Q-3)	05/25/06 Closing	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Beginning Balance	$—	$—	$1,585,557,368	$1,585,557,368	$224,691,019	$1,810,248,387
Loans Purchased	—	1,585,557,368	—	254,268,665	(230,982,690)	23,285,975
Loans Repurchased	—	—	—	—	—	—
Loans Sold	—	—	—	—	—	—
Loans Repaid	—	—	(30,613,094)	(30,613,094)	(2,643,270)	(33,256,364)
Claims Paid	—	—	(926,023)	(926,023)	(596,329)	(1,522,353)
Capitalized Interest	—	—	1,956,223	1,956,223		3,924,271
Servicer Adjustments		—	5,249	5,249	6,403	11,652

Ending Balance		$1,585,557,368	$224,691,019	$1,810,248,387	$(7,556,818)	$1,802,691,569

Accrued Interest		10,614,721	5,329,418	15,944,139	6,267,337	22,211,476
SAP Receivable	—	—	3,986,430	3,986,430	11,461,356	15,447,787
Servicer Payments Due	—	—	1,252,148	1,252,148	(440,817)	811,331
Trust Cash Accounts	—	383,195,987	—	164,980,933	(18,666,327)	146,314,606

Total Assets	$—	$1,979,368,076	$235,259,015	$1,996,412,037	$(8,935,268)	$1,987,476,769

Senior Notes	$—	$1,946,405,000	$—	$1,946,405,000	$(13,727,325)	$1,932,677,675
Subordinate Notes	—	70,595,000	—	70,595,000	—	70,595,000
Accrued Exp / Payables	—	1,579,000	(878,013)	700,987	20,399,508	21,100,495

Total Liabilities	$—	$2,018,579,000	$(878,013)	$2,017,700,987	$6,672,183	$2,024,373,170

Selected Statistics:
Asset Coverage (a)	—	98.06%	0.89%	98.94%	-0.79%	98.16%
Asset Coverage (aaa)	—	101.61%	0.92%	102.53%	-0.79%	101.74%
Subordinate %		3.50%	0.00%	3.50%	0.02%	3.52%
WA Coupon	—	5.45%	0.01%	5.46%	0.00%	5.45%
Daily Avg 1 Mo. Libor	—	5.08%	0.29%	5.37%	-0.05%	5.32%
Daily Avg 3 Mo. Libor	—	5.19%	0.31%	5.50%	-0.13%	5.37%
Average Balance	—	38,206	(140)	38,066	144	38,210
WA Rem. Mo.	—	287.6	(1.5)	286.1	(1.1)	285.0
Number of Loans	—	41,500	6,055	47,555	(377)	47,178
CPR%	—	1.64%	1.92%	3.56%	-0.93%	2.63%

Trust Cash Accounts	Prior Quarter (Q-3)	05/25/06 Closing	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Restricted Cash:
Reserve acct.	$—	$4,932,142	$—	$4,932,142	$—	$4,616,227
Prefunding acct.	—	245,636,925	(245,636,925)	—	—	—
Add-on Consol acct.	—	51,047,920	(14,805,493)	36,242,427	(23,584,529)	12,657,899
Capitalized Int. acct.	—	80,000,000	—	80,000,000	(13,000,000)	67,000,000

Subtotal	$—	$381,616,987.27	$(260,442,417.53)	$121,174,570	$(36,584,529)	$84,274,126

Accrued Expenses:
Cost of Issuance acct.	—	1,579,000	(878,013)	700,987	(700,987)	—

Subtotal		1,579,000	(276,125,924)	700,987	(700,987)	—

Subtotal Restricted Cash		383,195,987	(536,568,341)	121,875,556	(700,987)	84,274,126

Collection acct.	—	—	—	43,105,377	18,935,104	62,040,481

Total	$—	$383,195,987	$(536,568,341)	$164,980,933	$(37,285,515)	$146,314,606

Accrued Liabilities	Prior Quarter (Q-3)	05/25/06 Closing	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Accrued Liabilities
FRN Interest Payable	$—	$—	20,288,543	$20,288,543	$583,860	$20,872,403
Admin Fee Payable	—	—	167,311	167,311	60,781	228,092

Total	$—	$—	$20,455,854	$20,455,854	$644,641	$21,100,495

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 11/27/06

Current Collection Period - 8/01/2006 to 10/31/2006

Restricted Cash	Prior Quarter (Q-3)	05/25/06 Closing	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Beginning Cash Balance	$—	$—	$383,195,987	$383,195,987	$(261,320,431)	$121,875,556
From Collection Acct	—	—	—	—	—	—
Note Retirement	—	—	—	—	—	—
ARN Int Pmts (aaa)	—	—	—	—	—	—
ARN Int Pmts (a)	—	—	—	—	—	—
BD / AA Fees	—	—	—	—	—	—
Acquisition of loans	—	—	(260,382,023)	(260,382,023)	236,797,495	(23,584,529)
Servicing Fees	—	—	—	—	—	—
Administrative Fees	—	—	—	—	—	—
To Collection Acct	—	—	(60,394)	(60,394)	(13,950,865)	(14,011,259)
Other Vendor Pmts	—	—	(878,013)	(878,013)	872,370	(5,643)

Total Restricted	$—	$—	$121,875,556	$121,875,556	$(37,601,430.53)	$84,274,126

Claims in process	Prior Quarter (Q-3)	05/25/06 Closing	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Beginning Balance	$—	$—	$—	$—	$70,525	$70,525.40
Filed During Period	—	—	996,549	996,549	2,455,698	3,452,247
Paid During Period	—	—	(926,023)	(926,023)	(759,567)	(1,685,590)
Administrative Rejects	—	—	—	—	—	—
Net Rejects	—	—	—	—	—	—
				—

Total	$—	$—	$70,525	$70,525	$1,766,656	$1,837,182

Loans by School Type	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current quarter)
4-Year	0.00%	$—	0.00%	—	0.00%	$—
2-Year	0.00%	—	0.00%	—	0.00%	—
Proprietary	0.00%	—	0.00%	—	0.00%	—
Graduate	0.00%	—	0.00%	—	0.00%	—
Other/Unknown	5.45%	1,802,691,569	100.00%	47,178	100.00%	38,210

Total	5.45%	$1,802,691,569	100.00%	47,178	100.00%	$38,210

Loans by Status ($)	05/25/06 Closing	Distribution	Prior Quarter (Q-1)	Distribution	Current Quarter (Q)	Distribution
In Repayment, days DQ
0-30	$1,108,849,785	69.93%	$1,169,350,591	64.60%	$1,124,294,516	62.37%
31-60	64,603,568	4.07%	78,884,909	4.36%	45,297,079	2.51%
61-90	15,197,445	0.96%	35,142,263	1.94%	19,621,323	1.09%
91-120	13,447,324	0.85%	22,865,205	1.26%	22,035,278	1.22%
121-150	14,213,679	0.90%	5,616,327	0.31%	16,759,202	0.93%
151-180	7,685,298	0.48%	7,926,655	0.44%	9,832,119	0.55%
181-210	16,517	0.00%	8,270,132	0.46%	8,923,321	0.49%
211-240	—	0.00%	3,660,357	0.20%	1,611,490	0.09%
241-270	—	0.00%	16,517	0.00%	3,676,142	0.20%
270+	—	0.00%	—	0.00%	5,619,811	0.31%

Total repayment	$1,224,013,616	77.20%	$1,331,732,956	73.57%	$1,257,670,281	69.77%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	200,778,370	12.66%	274,878,151	15.18%	334,671,054	18.57%
Forbearance	160,765,382	10.14%	203,566,754	11.25%	208,513,052	11.57%
Claims in Process	—	0.00%	70,525	0.00%	1,837,182	0.10%
Administrative Rejects	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%

Total	$1,585,557,368	100.00%	$1,810,248,387	100.00%	$1,802,691,569	100.00%

Loans by Status (#)	05/25/06 Closing	Distribution	Prior Quarter (Q-1)	Distribution	Current Quarter (Q)	Distribution
In Repayment, days DQ
0-30	$30,546	0.00%	32,594	0.00%	31,204	66.14%
31-60	1,764	0.00%	2,125	0.00%	1,260	2.67%
61-90	435	0.00%	960	0.00%	541	1.15%
91-120	374	0.00%	619	0.00%	632	1.34%
121-150	371	0.00%	167	0.00%	472	1.00%
151-180	190	0.00%	231	0.00%	293	0.62%
181-210	1	0.00%	222	0.00%	246	0.52%
211-240	—	0.00%	100	0.00%	58	0.12%
241-270	—	0.00%	1	0.00%	106	0.22%
270+	—	0.00%	—	0.00%	158	0.33%

Total repayment	$33,681	0.00%	37,019	0.00%	34,970	74.12%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	4,266	0.00%	6,006	0.00%	7,485	15.87%
Forbearance	3,553	0.00%	4,529	0.00%	4,674	9.91%
Claims in Process	—	0.00%	1	0.00%	49	0.10%
Administrative Rejects	—	0.00%	—	0.00%		0.00%
Net Rejects	—	0.00%	—	0.00%		0.00%

Total	$41,500	0.00%	47,555	0.00%	47,178	100.00%

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 11/27/06

Current Collection Period - 8/01/2006 to 10/31/2006

Loans by Guarantor	WA Coupon	$ of Loans	Distribution	# of Loans	Distribution	Avg. Loan Balance
(current quarter)
ASA	5.23%	$23,335,210	1.29%	446	0.95%	$52,321
Great Lakes	5.46%	1,779,356,359	98.71%	46,732	99.05%	38,076

Total	5.45%	$1,802,691,569	100.00%	47,178	100.00%	$38,210

Loans by Servicer	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Default Guarantee
(current quarter)
ACS	5.23%	$23,335,210	1.29%	446	0.95%	99.00%
Great Lakes	5.46%	1,779,356,359	98.71%	46,732	99.05%	99.00%

Total	5.45%	$1,802,691,569	100.00%	47,178	100.00%	99.00%

Loans by Program	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current quarter)
Subsidized Stafford	0.00%	$—	0.00%	—	0.00%	$—
Unsubsidized Stafford	0.00%	—	0.00%	—	0.00%	—
PLUS	0.00%	—	0.00%	—	0.00%	—
Consolidation	5.45%	1,802,691,569	0.00%	47,178	100.00%	38,210
Non-FFELP	0.00%	—	0.00%	—	0.00%	—

Total	5.45%	$1,802,691,569	0.00%	47,178	100.00%	$38,210

Loans by APR	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current quarter)
<4%	3.29%	$363,043,907	20.14%	9,772	20.71%	$37,151
4-5%	4.51%	440,842,464	24.45%	12,081	25.61%	36,491
5-6%	5.40%	351,707,195	19.51%	10,142	21.50%	34,678
6-7%	6.38%	247,296,376	13.72%	5,966	12.65%	41,451
7-8%	7.51%	142,572,336	7.91%	3,029	6.42%	47,069
8+%	8.17%	257,229,291	14.27%	6,188	13.12%	41,569

Total	5.45%	$1,802,691,569	100.00%	47,178	100.00%	$38,210

Remaining Term	$ of loans	Distribution	# of loans	Distribution	Avg. Loan Balance	Avg. Loan Balance
						(prior quarter)
0-60	$112,646	0.01%	6	0.01%	$18,774	$17,697
61-120	5,016,458	0.28%	293	0.62%	17,121	15,166
121-180	56,598,030	3.14%	3,439	7.29%	16,458	16,460
181-240	616,116,368	34.18%	23,011	48.77%	26,775	26,825
241-300	437,079,877	24.25%	11,816	25.05%	36,991	37,731
301-360	464,919,049	25.79%	6,331	13.42%	73,435	74,489
361+	222,849,140	12.36%	2,282	4.84%	97,655	97,806

Total	$1,802,691,569	100.00%	47,178	100.00%	$38,210	$700,987

SAP Interest Index	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
3-Month CP Index	5.45%	$1,802,691,569	100.00%	47,178	100.00%	$38,210

Disbursement Date	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
Thru 7/31/2006	5.45%	$1,802,691,569	100.00%	47,178	100.00%	$38,210

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 11/27/06

Current Collection Period - 8/01/2006 to 10/31/2006

Loan by Balance	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
$9,999.99 or less	5.23%	3,195,427	0.18%	557	1.18%	$5,736.85
$10,000 - $14,999	4.92%	7,661,333	0.42%	587	1.24%	13,755
$15,000 - $19,999	4.95%	74,491,582	4.13%	4,132	8.76%	133,737
$20,000 - $24,999	5.23%	257,022,440	14.26%	11,449	24.27%	461,441
$25,000 - $29,999	5.38%	208,828,022	11.58%	7,636	16.19%	374,916
$30,000 - $39,999	5.38%	313,424,889	17.39%	9,080	19.25%	562,702
$40,000 - $49,999	5.48%	225,818,948	12.53%	5,067	10.74%	405,420
$50,000 - $59,999	5.44%	149,495,652	8.29%	2,743	5.81%	268,394
$60,000 - $69,999	5.70%	100,116,394	5.55%	1,549	3.28%	179,742
$70,000 - $79,999	5.72%	88,593,672	4.91%	1,185	2.51%	159,055
$80,000 - $89,999	5.61%	69,313,959	3.85%	819	1.74%	124,442
$90,000 - $99,999	5.92%	54,226,845	3.01%	573	1.21%	97,355
$100,000 - $124,999	5.72%	93,273,407	5.17%	839	1.78%	167,457
$125,000 - $149,999	5.63%	60,614,068	3.36%	445	0.94%	108,822
$150,000 or greater	5.59%	96,614,933	5.36%	517	1.10%	173,456

Total	5.45%	$1,802,691,569	100.00%	47,178	100.00%	$38,210

Loan by State	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
AK	5.62%	3,733,597	0.21%	90	0.19%	$41,484
AL	5.30%	23,979,655	1.33%	635	1.35%	37,763
AR	5.59%	13,374,718	0.74%	392	0.83%	34,119
AZ	5.61%	33,386,630	1.85%	874	1.85%	38,200
CA	5.31%	200,257,776	11.11%	5012	10.62%	39,956
CO	5.52%	36,732,545	2.04%	975	2.07%	37,674
CT	5.36%	22,472,442	1.25%	579	1.23%	38,813
DC	5.52%	7,651,605	0.42%	162	0.34%	47,232
DE	5.52%	6,189,135	0.34%	161	0.34%	38,442
FL	5.53%	103,582,536	5.75%	2578	5.46%	40,179
GA	5.44%	58,522,407	3.25%	1419	3.01%	41,242
HI	5.35%	10,428,301	0.58%	272	0.58%	38,339
IA	5.64%	17,205,026	0.95%	523	1.11%	32,897
ID	5.27%	9,168,738	0.51%	239	0.51%	38,363
IL	5.42%	69,599,767	3.86%	1813	3.84%	38,389
IN	5.70%	31,386,128	1.74%	886	1.88%	35,425
KS	5.68%	18,832,956	1.04%	530	1.12%	35,534
KY	5.56%	17,931,615	0.99%	499	1.06%	35,935
LA	5.51%	25,997,938	1.44%	705	1.49%	36,877
MA	5.50%	40,064,969	2.22%	1086	2.30%	36,892
MD	5.47%	44,169,299	2.45%	1055	2.24%	41,867
ME	5.71%	7,320,693	0.41%	187	0.40%	39,148
MI	5.28%	54,484,740	3.02%	1435	3.04%	37,968
MN	5.46%	32,452,695	1.80%	920	1.95%	35,275
MO	5.71%	37,783,777	2.10%	1019	2.16%	37,079
MS	5.58%	16,453,728	0.91%	436	0.92%	37,738
MT	5.81%	5,744,281	0.32%	152	0.32%	37,791
NC	5.51%	39,842,258	2.21%	1070	2.27%	37,236
ND	5.31%	4,168,945	0.23%	133	0.28%	31,345
NE	5.76%	9,881,610	0.55%	274	0.58%	36,064
NH	5.75%	8,105,465	0.45%	220	0.47%	36,843
NJ	5.31%	54,893,009	3.05%	1443	3.06%	38,041
NM	5.39%	11,053,967	0.61%	299	0.63%	36,970
NV	5.42%	15,543,044	0.86%	387	0.82%	40,163
NY	5.27%	166,074,415	9.21%	4321	9.16%	38,434
OH	5.52%	68,204,808	3.78%	1858	3.94%	36,709
OK	5.73%	19,162,316	1.06%	519	1.10%	36,922
OR	5.53%	23,945,945	1.33%	639	1.35%	37,474
PA	5.55%	95,381,842	5.29%	2551	5.41%	37,390
RI	5.88%	6,567,588	0.36%	167	0.35%	39,327
SC	5.43%	25,846,415	1.43%	688	1.46%	37,567
SD	5.13%	5,031,858	0.28%	155	0.33%	32,464
TN	5.36%	28,755,196	1.60%	776	1.64%	37,056
TX	5.56%	108,526,704	6.02%	2881	6.11%	37,670
UT	5.64%	11,078,775	0.61%	290	0.61%	38,203
VA	5.43%	48,020,687	2.66%	1238	2.62%	38,789
VT	5.42%	3,091,518	0.17%	80	0.17%	38,644
WA	5.45%	38,169,394	2.12%	975	2.07%	39,148
WI	5.48%	32,845,764	1.82%	883	1.87%	37,198
WV	5.56%	9,976,722	0.55%	252	0.53%	39,590
WY	5.42%	2,275,850	0.13%	71	0.15%	32,054
Other	5.25%	17,339,776	0.96%	374	0.79%	46,363

Total	5.45%	$1,802,691,569	100.00%	47,178	100.00%	$38,210

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 11/27/06

Current Collection Period - 8/01/2006 to 10/31/2006

WA Remaining Term by Status	Deferment	Forbearance	Repayment	Remaining Term
Deferment	11	—	301	312
Forbearance	—	4	299	302
Repayment	—	—	275	275

Total	2	0	283	285

Note Interest Rates	N/A	N/A	7/31/06	07/31/06 Note Balance	10/31/06	10/31/06 Note Balance
Senior FRN:
A-1			5.21%	$408,651,000	5.40%	$394,923,675
A-2			5.31%	277,373,000	5.50%	277,373,000
A-3			5.33%	352,501,000	5.52%	352,501,000
A-4			5.36%	234,320,000	5.55%	234,320,000
A-5			5.32%	€350,000,000	3.37%	€350,000,000
A-6			5.42%	225,000,000	5.61%	225,000,000

Subtotal				1,946,405,000		$1,932,677,675
Subordinate FRN:
B			5.66%	70,595,000	5.85%	70,595,000

Subtotal				70,595,000		70,595,000

Total				$2,017,000,000		$2,003,272,675

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 11/27/06

Current Collection Period - 8/01/2006 to 10/31/2006

Trigger Events
I.	Has Stepdown Date Occurred?	No
	The earlier of
	(1) May 25, 2012
	(2) the first date on which no class A notes remain outstanding
II.	Subordinate Principal Trigger Event
	(1) Offered Notes Principal Outstanding (after application of distributions)	$2,003,272,675.05
	(2) Minus: Accumulation Fund (excluding investment earnings)	—

	(3) Total	$2,003,272,675.05
	(4) Adjusted Pool Balance	$1,886,965,694.65

	(5) Does Subordinate Principal Trigger Event Exist? (Yes if (3) “Total” > (4) “Adjusted Pool Balance”)	Yes

	(6) Prior to Stepdown Date or Subordinate Principal Trigger Event Exists:
	Class A percentage	100.00%
	Class B percentage	0.00%
III.	Subordinate Interest Trigger Event
	(1) Principal Outstanding - Class A notes (after quarterly distributions of interest and principal payments)	$1,901,332,834.42
	(2) Multiply: 98%	98%

	(3) Product: (1) x (2)	$1,863,306,177.73

	(4) Pool Balance	1,815,349,467.61
	(5) Plus: Capitalized Interest Fund	57,000,000.00
	(6) Plus: Reserve Fund	4,616,227.04

	(7) Subtotal	$1,876,965,694.65
	(8) Minus: Specified Reserve Fund Balance	4,538,373.67

	(9) Total	$1,872,427,320.98

	(10) Does Subordinate Interest Trigger Event Exist? (Yes if (3) “Product” > (9) “Total”)	No

	(11) If subordinate Interest Trigger Event Exists:

  Class B quarterly interest distribution will not be paid, unless there are funds available in the Capitalized Interest Fund/Prefunding Account/Add-On Consolidation Loan Account (in that order) for such distribution

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 11/27/06

Current Collection Period - 8/01/2006 to 10/31/2006

Currency Swaps	A-5 Swap Calculation
Goal Capital Funding Trust 2006-1 Pays:
USD Notional Swap Amount	$448,560,000.00
3M USD LIBOR	5.40000%
Spread	0.10750%

Pay Rate	5.50750%
Days (5/25/06 - 8/24/06)	94

Swap Payment Due Counterparties	$6,450,604.30

Exchange Rate	EUR 1.00 = USD 1.2816
Barclays Bank PLC Pays:
EUR Notional Swap Amount	€350,000,000.00
3M EURIBOR	3.25300%
Spread	0.12000%

Pay Rate	3.37300%
Days (8/25/06 - 11/24/06)	94

Swap Receipts Due Paying Agent	€3,082,547.22